Operating segments (Tables)	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Schedule of Operating Segments

	For the three months ended January 31, 2024
($ millions)	Canadian Banking (1)(2)	International Banking (1)(2)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (3)	Total (2)
Net interest income (4)	$2,653	$2,246	$221	$354	$(701)	$4,773
Non-interest income (5)(6)	734	857	1,144	1,025	(100)	3,660
Total revenues	3,387	3,103	1,365	1,379	(801)	8,433
Provision for credit losses	378	574	5	5	–	962
Depreciation and amortization (7)	147	143	47	62	22	421
Other non-interest expenses	1,351	1,428	815	739	(15)	4,318
Provision for income taxes	416	190	127	134	(334)	533
Net income	$1,095	$768	$371	$439	$(474)	$2,199
Net income attributable to non-controlling interests in subsidiaries	$–	$22	$3	$–	$–	$25
Net income attributable to equity holders of the Bank	$1,095	$746	$368	$439	$(474)	$2,174
Average assets ($ billions)	$445	$236	$35	$505	$202	$1,423
Average liabilities ($ billions)	$393	$184	$40	$476	$251	$1,344
(1)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis.
(2)
The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.

(3)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $43 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(4)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(5)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(6)	Includes income (on a taxable equivalent basis) from associated corporations for International Banking – $60, Global Wealth Management – $4, and Other – $ (18).
(7)	Includes impairment charge of software and other intangible assets in the Other segment.

	For the three months ended October 31, 2023
($ millions)	Canadian Banking (1)(2)	International Banking (1)(2)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (3)	Total (2)
Net interest income (4)	$2,563	$2,130	$213	$397	$(637)	$4,666
Non-interest income (5)(6)	749	650	1,119	957	131	3,606
Total revenues	3,312	2,780	1,332	1,354	(506)	8,272
Provision for credit losses	700	512	5	39	–	1,256
Depreciation and amortization (7)	147	140	46	58	199	590
Other non-interest expenses	1,366	1,380	841	721	629	4,937
Provision for income taxes	306	168	111	122	(572)	135
Net income	$793	$580	$329	$414	$(762)	$1,354
Net income attributable to non-controlling interests in subsidiaries	$–	$32	$2	$–	$(3)	$31
Net income attributable to equity holders of the Bank	$793	$548	$327	$414	$(759)	$1,323
Average assets ($ billions)	$447	$238	$34	$500	$191	$1,410
Average liabilities ($ billions)	$386	$184	$39	$471	$252	$1,332
(1)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis.
(2)
The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.

(3)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $115 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(4)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(5)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(6)
Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $24, International Banking – $56, Global Wealth Management – $5, Global Banking and Markets – $1, and Other – $(68).

(7)	Includes impairment charge of software and other intangible assets in the Other segment.

	For the three months ended January 31, 2023
($ millions)	Canadian Banking (1)(2)	International Banking (1)(2)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (3)	Total (2)
Net interest income (4)	$2,387	$1,892	$213	$454	$(383)	$4,563
Non-interest income (5)(6)	776	792	1,110	1,049	(328)	3,399
Total revenues	3,163	2,684	1,323	1,503	(711)	7,962
Provision for credit losses	218	404	1	15	–	638
Depreciation and amortization (7)	144	139	44	53	26	406
Other non-interest expenses	1,305	1,294	758	720	(22)	4,055
Provision for income taxes	410	168	133	196	198	1,105
Net income	$1,086	$679	$387	$519	$(913)	$1,758
Net income attributable to non-controlling interests in subsidiaries	$–	$35	$2	$–	$–	$37
Net income attributable to equity holders of the Bank	$1,086	$644	$385	$519	$(913)	$1,721
Average assets ($ billions)	$450	$228	$34	$481	$187	$1,380
Average liabilities ($ billions)	$357	$169	$42	$455	$282	$1,305
(1)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis.
(2)
The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.

(3)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $120 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(4)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(5)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(6)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $15, International Banking – $63, Global Wealth Management – $3, and Other – $(65).
(7)	Includes impairment charge of software and other intangible assets in the Other segment.